Note 21 - Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Lease for laboratory facility located in Sherbrooke, Québec [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 151
Description of life and other significant terms of arrangement involving legal form of lease	two-year lease term
Lease for laboratory facility located in Sherbrooke, Québec [member] | Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 72
Lease for laboratory facility located in Sherbrooke, Québec [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease	79
Research and development projects [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	172
Former CEO [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 8,500